Fair Value Measurements and Financial Instruments - Reconciliation of Level 3 Fair Value Measurements of Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Warrant Liability | Liberty Warrants and Liberty Advisory Fee Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 0	$ 0
Issues	30,853	0
Remeasurement (gain)/loss	(24,662)	0
Amortization of deferred costs		0
Write-off of deferred costs	0
Settlements	0
Ending balance	6,191	0
Warrant Liability | PIPE Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0	0
Issues	1,312	0
Remeasurement (gain)/loss	(1,001)	0
Amortization of deferred costs		0
Write-off of deferred costs	0
Settlements	0
Ending balance	311	0
Warrant Liability | Columbia Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	143,237	0
Issues	0	161,432
Remeasurement (gain)/loss	(18,635)	(17,992)
Amortization of deferred costs		(203)
Write-off of deferred costs	203
Settlements	(124,805)
Ending balance	0	143,237
Sponsor Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0	0
Issues	8,022	0
Remeasurement (gain)/loss	(6,669)	0
Amortization of deferred costs		0
Write-off of deferred costs	0
Settlements	0
Ending balance	1,353	0
Forfeiture Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0	0
Issues	6,135	0
Remeasurement (gain)/loss	(5,130)	0
Amortization of deferred costs		0
Write-off of deferred costs	0
Settlements	(1,005)
Ending balance	0	0
Cantor Loan
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	7,522	0
Issues	0	7,513
Remeasurement (gain)/loss	488	9
Amortization of deferred costs		0
Write-off of deferred costs	0
Settlements	(8,010)
Ending balance	$ 0	$ 7,522